Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives	Jun. 30, 2023
Minimum [Member] | Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Minimum [Member] | Computer and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	3 years
Minimum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	4 years
Maximum [Member] | Buildings [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	20 years
Maximum [Member] | Computer and office equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Machinery and equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	10 years
Maximum [Member] | Vehicles [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives	5 years